Financial Instruments and Risk Management - Summary of Aggregate Net Foreign Exchange Gains/(Losses) Recognized in Profit or Loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Net foreign exchange gains/(losses) included in other gains/(losses)-net	¥ (3,309)	¥ (6,772)	¥ 2,252